Policyholder liabilities and unallocated surplus - US liabilities by duration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liabilities
Policyholder liabilities	£ 411,211	£ 388,996	£ 322,518
Jackson (US insurance operations)
Liabilities
Policyholder liabilities	£ 180,724	£ 177,626	138,913
Jackson (US insurance operations) | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	44.00%	45.00%
Jackson (US insurance operations) | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	28.00%	28.00%
Jackson (US insurance operations) | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	14.00%	14.00%
Jackson (US insurance operations) | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	8.00%	7.00%
Jackson (US insurance operations) | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	3.00%
Jackson (US insurance operations) | Over 25 years
Liabilities
Percentage of policyholder liabilities	2.00%	3.00%
Jackson (US insurance operations) | Fixed annuity, GIC and other business
Liabilities
Policyholder liabilities	£ 50,196	£ 57,215	47,891
Jackson (US insurance operations) | Fixed annuity, GIC and other business | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	50.00%	49.00%
Jackson (US insurance operations) | Fixed annuity, GIC and other business | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	25.00%	26.00%
Jackson (US insurance operations) | Fixed annuity, GIC and other business | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	12.00%	11.00%
Jackson (US insurance operations) | Fixed annuity, GIC and other business | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	7.00%	7.00%
Jackson (US insurance operations) | Fixed annuity, GIC and other business | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	3.00%	3.00%
Jackson (US insurance operations) | Fixed annuity, GIC and other business | Over 25 years
Liabilities
Percentage of policyholder liabilities	3.00%	4.00%
Jackson (US insurance operations) | Variable annuity separate account
Liabilities
Policyholder liabilities	£ 130,528	£ 120,411	£ 91,022
Jackson (US insurance operations) | Variable annuity separate account | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	42.00%	43.00%
Jackson (US insurance operations) | Variable annuity separate account | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	29.00%	29.00%
Jackson (US insurance operations) | Variable annuity separate account | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	15.00%	14.00%
Jackson (US insurance operations) | Variable annuity separate account | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	8.00%	8.00%
Jackson (US insurance operations) | Variable annuity separate account | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	4.00%
Jackson (US insurance operations) | Variable annuity separate account | Over 25 years
Liabilities
Percentage of policyholder liabilities	2.00%	2.00%